Filed with the U.S. Securities and Exchange Commission on May 11, 2018

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	70	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	71	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

470 Park Avenue South
New York, NY 10016
 (Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Jay Kesslen
470 Park Avenue South
New York, NY 10016
 (Name and Address of Agent for Service)

With a copy to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note. This Post-Effective Amendment (“PEA”) No. 70 hereby incorporates Parts A, B and C from the Trust’s PEA No. 69 on Form N-1A filed on April 30, 2018.  This PEA No. 70 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 69.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 70 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 70 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 11th day of May, 2018.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 70 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	May 11, 2018
Peter B. Doyle
Douglas Cohen*	Director	May 11, 2018
Douglas Cohen
William J. Graham*	Director	May 11, 2018
William J. Graham
Steven T. Russell*	Director	May 11, 2018
Steven T. Russell
Murray Stahl*	Director and Secretary	May 11, 2018
Murray Stahl
Joseph E. Breslin*	Director	May 11, 2018
Joseph E. Breslin
James Breen*	Director	May 11, 2018
James M. Breen
Leonid Polyakov*	Director and Treasurer	May 11, 2018
Leonid Polyakov

*By:/s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE